PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	As of December 31,
	2024	2023
	US$	US$
Buildings and facilities	8,354	—
Machinery and R&D equipment	30,010	26,551
Molds and tooling	140,689	84,367
Motor vehicles	43,980	50,935
Office and electronic equipment	28,412	32,325
Purchased software	73,342	68,422
Leasehold improvements	47,467	35,506
Property, equipment and software	372,254	298,106
Less: Accumulated depreciation	(122,905)	(66,258)
Construction in progress(i)	67,098	122,769
Property, equipment and software, net	316,447	354,617

(i)Represents the capitalized expenditures on the construction of corporate buildings, leasehold improvements, molds, tooling and R&D equipment under construction.

Schedule of allocation of depreciation expenses on property, equipment and software

	Year Ended December 31,
	2024	2023	2022
	US$	US$	US$
Cost of revenues	27,124	16,111	38
Research and development expenses	7,158	3,238	2,681
Selling and marketing expenses	22,984	18,350	5,476
General and administrative expenses	19,222	17,258	4,595
Total depreciation expenses	76,488	54,957	12,790